Operating expenses and other operating income - Restructuring (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other provisions
Cost of sales	€ 10,356	€ 12,592	€ 13,660
Research and development expenses	4,512	4,277	4,503
Selling, general and administrative expenses	2,890	2,878	2,956
Restructuring
Other provisions
Cost of sales	155	153	85
Research and development expenses	135	61	37
Selling, general and administrative expenses	139	137	46
Total restructuring charges	€ 429	€ 351	€ 168